Interest Income and Expense - Details of Interest Income from Financial Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Expenses by nature [abstract]
Interest expense on lease liabilities	$ 31	$ 32	$ 32
Insurance finance expense	$ 8	$ 8	$ 8